VIA EDGAR

May 3, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Polaris Platinum III Variable Annuity

File No. 333-157199 and 811-03859

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for Registrant on behalf of the Polaris Platinum III

Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 28, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

_________________

Helena Lee

Counsel